Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Interest Rate Sensitivity
Interest rate
sensitivity (In USD)

Effect on loss
31 December 2021
+100 basis point increase	458,733
-100 basis point increase	(458,733)
31 December 2020
+100 basis point increase	838
-100 basis point increase	(838)

Schedule of Exchange Rates Applied During Period in Respect of Currencies
The following are exchange rates applied during the year in respect of currencies where the Group has significant exposures to currency risk:

	Spot rate			Average rate
	At 31 December			At 31 December
	2021	2020	2019	2021	2020	2019
EGP	15.76	15.78 109.27 159.83	16.09 101.44 154.85	15.74	15.86 106.57 161.90	16.85 102.11 149.90
KES	113.24			109.75
PKR	177.97			163.08
EUR	1.14	—	—	1.13	—	—

Disclosure of sensitivity analysis of strengthening weakening of the currency against USD currency would impact on financial instruments
A 10% strengthening/(weakening) of the following currency against USD currency at 31 December would have increased/(decreased) financial instruments by USD equivalent amounts shown below:

	At 31 December
In USD	2021	2020	2019
Strengthening
EGP to USD	92,200	311,602	697,423
EUR to USD	77,070	—	—
PKR to USD	66,060	45,069	(8,790)
KES to USD	29,966	8,901	(29,764)

Weakening
EGP to USD	(92,200)	(311,602)	(697,423)
EUR to USD	(77,070)	—	—
PKR to USD	(66,060)	(45,069)	8,790
KES to USD	(29,966)	(8,901)	29,764

Disclosure of exposure to credit risk
The carrying value of the financial assets represents the maximum credit exposure, which is as follows:
Exposure to credit risk

In USD	2021	2020
Cash and cash equivalents	9,529,723	10,348,732
Trade and other receivables
• Corporate customers	2,366,209	2,596,637
• Individual customers	783,018	189,253
• Others	3,454,013	74,226
Current Financial assets	10,000,880	—
Advances to shareholders	—	36,091

	26,133,843	13,244,939

Summary of expected credit losses
(i)	Expected credit losses on trade receivables
As at 31 December 2021 (In USD)

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	126,342	1,239,427	995,140	409,261	409,401	184,272	101,899	757,903	4,223,645
Loss rate	0%	16.05%	24.01%	31.02%	87.54%	61.60%	72.00%	98.61%	43.98%

Expected credit losses	—	198,908	238,970	126,942	358,389	113,517	73,368	747,342	1,857,436

As at 31 December 2020 (In USD)

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	824,493	552,498	299,314	171,872	213,247	86,431	44,492	331,806	2,524,153
Loss rate	16.69%	15.16%	18.48%	21.85%	45.82%	53.20%	68.70%	98.91%	32.35%

Expected credit losses	137,603	83,752	55,305	37,546	97,716	45,984	30,567	328,182	816,655

Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.

(ii)	Expected credit losses on customer wallet receivables
As at 31 December 2021 (In USD)

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	134,007	279,710	73,219	92,941	113,878	99,900	118,254	417,455	1,329,364
Loss rate	—	—	—	23.00%	32.00%	45.00%	63.00%	88.41%	41.10%

Expected credit losses	—	—	—	21,377	36,441	44,955	74,500	369,073	546,346

As at 31 December 2020 (In USD)

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	—	—	85,259	—	35,753	24,514	28,009	275,741	449,276
Loss rate	—	—	—	—	22.50%	31.50%	45.00%	84.01%	57.88%

Expected credit losses	—	—	—	—	8,044	7,722	12,604	231,653	260,023

Summary of contractual undiscounted cash flows

In USD	Maturity up to one year	Maturity after one year	Total
31 December 2021
Accounts payable, accruals and other payables	19,615,435	—	19,615,435
Interest bearing loans	60,440	337,545	397,985
Convertible notes	74,606,482	—	74,606,482
Loan from related party	478,764	—	478,764
Lease liabilities	1,287,689	3,503,443	4,791,132

	96,048,810	3,840,988	99,889,798

31 December 2020
Accounts payable, accruals and other payables	1,414,995	—	1,414,995
Lease liabilities	421,084	1,056,421	1,477,505

	1,836,079	1,056,421	2,892,500